CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Cash flows provided by operating activities:
Net income	$ 104,751	$ 160,812
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	90,331	95,958
Reduction in carrying value of operating right-of-use assets	8,980	9,384
Amortization of financing costs and debt discount	1,519	1,480
Stock compensation expense	27,574	12,359
Deferred tax benefit	(22,861)	(25,014)
Unrealized foreign exchange movements	(13,076)	18,081
Other non-cash items	224	8,240
Changes in operating assets and liabilities:
Accounts receivable	(3,188)	481
Unbilled revenue	6,766	(66,376)
Unearned revenue	(1,967)	23,463
Other net assets	(32,047)	29,372
Net cash provided by operating activities	167,006	268,240
Cash flows used in investing activities:
Purchase of property, plant and equipment	(30,771)	(28,907)
Purchase of subsidiary undertakings (net of cash acquired)	0	(2,537)
Proceeds from investments in equity	263	103
Purchase of investments in equity	(8,930)	(5,941)
Net cash used in investing activities	(39,438)	(37,282)
Cash flows used in financing activities:
Drawdown of credit lines and loan facilities	0	50,000
Repayment of credit lines and loan facilities	(7,440)	(57,440)
Proceeds from exercise of equity compensation	1,087	4,763
Share issue costs	(5)	(5)
Repurchase of ordinary shares	0	(250,000)
Share repurchase costs	0	(150)
Net cash used in financing activities	(6,358)	(252,832)
Effect of exchange rate movements on cash	(3,341)	9,787
Net increase / (decrease) in cash and cash equivalents	117,869	(12,087)
Cash and cash equivalents at beginning of period	647,295	538,785	$ 538,785
Cash and cash equivalents at end of period	$ 765,164	$ 526,698	$ 647,295